CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Search	$ 172,277	$ 330,757	$ 277,275
Advertising and other	48,673	57,974	48,233
Total Revenues	220,950	388,731	325,508
Costs and Expenses:
Cost of revenues	16,195	27,817	6,104
Customer acquisition and media buy costs	91,217	174,575	185,355
Research and development	26,377	44,129	22,394
Selling and marketing	28,270	25,388	10,298
General and administrative	31,520	37,605	$ 19,115
Restructuring charges	1,052	3,981
Impairment, net of change in fair value of contingent consideration	92,340	19,941
Total Costs and Expenses	286,971	333,436	$ 243,266
Income (Loss) from Operations	(66,021)	55,295	82,242
Financial income (expense), net	(1,939)	(2,888)	2,782
Income (Loss) before Taxes on Income	(67,960)	52,407	85,024
Taxes on income	697	9,581	22,616
Net Income (Loss) from Continuing Operations	$ (68,657)	$ 42,826	62,408
Net loss from discontinued operations			(33,795)
Net Income (Loss)	$ (68,657)	$ 42,826	$ 28,613
Net Earnings (Loss) per Share - Basic:
Continuing operations	$ (0.96)	$ 0.63	$ 1.16
Discontinued operations			(0.63)
Net income (Loss)	$ (0.96)	$ 0.63	0.53
Net Earnings (Loss) per Share - Diluted:
Continuing operations	$ (0.96)	$ 0.58	1.14
Discontinued operations			(0.62)
Net income (Loss)	$ (0.96)	$ 0.58	$ 0.52
Weighted average number of shares - Basic:
Continuing operations	71,300,432	68,213,209	53,910,741
Discontinued operations			53,910,741
Weighted average number of shares - Diluted:
Continuing operations	71,300,432	70,327,411	54,837,307
Discontinued operations			54,837,307